SCHEDULE OF CURRENCY EXPOSURES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets	$ 110,077
Financial liabilities	150,396
Net financial assets (liabilities)	(40,319)
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	44,267
Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,462
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	43,348
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	54,569
Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	20,243
Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	51,986
Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	23,598
CAD Currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,048
Financial liabilities	728
Net financial assets (liabilities)	1,320
CAD Currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,024
CAD Currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets
CAD Currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	24
CAD Currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	728
CAD Currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
CAD Currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
CAD Currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
BOB Currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	21,715
Financial liabilities	95,179
Net financial assets (liabilities)	(73,464)
BOB Currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	21
BOB Currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets
BOB Currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	21,694
BOB Currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35,040
BOB Currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
BOB Currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	49,464
BOB Currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	10,675
USD Currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	85,462
Financial liabilities	38,833
Net financial assets (liabilities)	46,629
USD Currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	41,468
USD Currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,462
USD Currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	21,532
USD Currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,944
USD Currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	20,243
USD Currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,522
USD Currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	10,124
MXN Currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	852
Financial liabilities	15,656
Net financial assets (liabilities)	(14,804)
MXN Currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	754
MXN Currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets
MXN Currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	98
MXN Currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	12,857
MXN Currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
MXN Currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
MXN Currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 2,799